Post-retirement and other defined benefit schemes (Tables)	12 Months Ended
Dec. 31, 2021
Post-retirement and other defined benefit schemes
Schedule of financial assumptions for major defined benefit schemes

				2020
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	2.9%	–	1.5%	1.6%
Rate of increase in salaries	– [1]	–	3.0%	3.1%
Rate of increase in pensions in payment	2.8%	–	1.5%	1.6%
Discount rate – defined benefit obligation	1.4%	2.5%	1.2%	0.7%
Discount rate – interest cost	1.1%	1.8%	1.0%	0.5%
Discount rate – service cost	1.4%	1.7%	1.2%	0.8%

				2021
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	3.3%	–	2.3%	2.2%
Rate of increase in salaries	– [1]	–	3.8%	3.7%
Rate of increase in pensions in payment	3.1%	–	2.3%	2.2%
Discount rate – defined benefit obligation[2]	1.9%	2.8%	1.8%	1.2%
Discount rate – interest cost[3]	1.9%	2.2%	1.6%	1.0%
Discount rate – service cost[3]	1.9%	n/a %	1.9%	1.4%

1	Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
2	Group defined benefit obligation as at 31 December 2021 calculated using discount rates based on market conditions as at 31 December 2021.
3	2021 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2020.
4	Rest of Group reflects the assumptions in Germany as these have the most material impact on the Group.

Schedule of demographic assumptions for major defined benefit schemes

	Life expectancy assumption for a male member retiring at age 65				Life expectancy assumption for a female member retiring at age 65
Country	2021	2041	2020	2040	2021	2041	2020	2040
UK	22.5	23.7	22.4	23.7	23.9	25.2	23.9	25.1
US	21.9	23.2	21.8	24.5	23.3	24.9	23.2	26.1
Sweden	21.9	23.6	21.9	23.6	24.5	25.6	24.5	25.6

Schedule of risks associated with the Company's defined benefit pensions

Risk	Description	Mitigation
Volatile asset returns

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. The UK Pension Fund holds a significant proportion of assets (around 72.5%) in a growth portfolio. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives.

In order to mitigate investment risk, the Trustee invests in a suitably diversified range of asset classes, return drivers and investment managers. The investment strategy will evolve to further improve the expected risk/return profile as opportunities arise.

The Trustee has hedged approximately 75% of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

Changes in bond yields	A decrease in corporate bond yields will increase the present value placed on the DBO for accounting purposes.

The interest rate hedge of the UK Pension Fund is implemented via holding gilts and swaps of appropriate duration and set at approximately 96% of total assets and protects to some degree against falls in long-term interest rates (approximately 91% hedged at the end of 2020).

There are some differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and swaps) and the bonds analysed to set the DBO discount rate on an accounting basis (AA corporate bonds). As such, there remains some mismatching risk on an accounting basis should yields on gilts and swaps diverge compared to AA corporate bonds.

Inflation risk

The majority of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in most cases, this is capped at an annual increase of 5%). It was confirmed in November 2020, the intention to align RPI with Consumer Price Index including Housing (CPIH) from 2030. Other things being equal, this will lead to lower liability valuations.

The UK Pension Fund holds RPI index-linked gilts and derivative instruments such as swaps. The inflation hedge of the UK Pension Fund is set at approximately 76% of total assets and protects to some degree against higher-than-expected inflation increases on the DBO (approximately 83% hedged at the end of 2020). There is a framework in place to gradually increase the level of inflation hedging to 100% of assets over time, via a combination of liability management exercises and additional market-based hedging.

Life expectancy	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

The UK Pension Fund entered into a longevity swap during 2013 which provides hedging against the longevity risk of increasing life expectancy over the next 75 years for around 10,000 of the UK Pension Fund’s current pensioners and covers $2.4bn of the UK Pension Fund’s liabilities. A one-year increase in life expectancy would result in a $390m increase in pension fund obligations, which would be partially offset by a $203m increase in the value of the longevity swap and hence the pension fund assets. The impact of the COVID-19 pandemic on long-term mortality assumptions is not yet known. The Group will conduct a mortality review once robust data is available.

Schedule of fair values of scheme assets

Scheme assets

											2020
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,929	–	321	–	–	–	52	–	2,302	–	2,302
Corporate bonds[2]	–	–	878	–	–	–	30	–	908	–	908
Derivatives[3]	–	(170)	–	–	–	333	1	–	1	163	164
Investment funds: Listed Equities[4]	–	1,771	93	90	–	119	72	5	165	1,985	2,150
Investment funds: Absolute Return/Multi Strategy[4]		2,463	–	72	–	668	12	–	12	3,203	3,215
Investment funds: Corporate Bonds/Credit[4]	–	969	–	80	–	211	39	12	39	1,272	1,311
Cash and cash equivalents	64	153	31	–	–	7	–	4	95	164	259
Other	–	–	–	5	–	–	(1)	355	(1)	360	359
Total fair value of scheme assets[5]	1,993	5,186	1,323	247	–	1,338	205	376	3,521	7,147	10,668

											2021
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	2,500	–	303	–	–	–	75	–	2,878	–	2,878
Corporate bonds[2]	–	–	877	–	–	–	16	–	893	–	893
Derivatives[3]	–	(237)	2	(1)	–	259	(1)	–	1	21	22
Investment funds: Listed Equities[4]	–	1,427	–	–	–	134	55	6	55	1,567	1,622
Investment funds: Absolute Return/Multi Strategy[4]	–	2,342	–	–	–	647	8	–	8	2,989	2,997
Investment funds: Corporate Bonds/Credit[4]	–	1,006	–	–	–	192	53	11	53	1,209	1,262
Cash and cash equivalents	34	261	227	–	–	2	–	2	261	265	526
Other	–	–	–	5	–	–	1	358	1	363	364
Total fair value of scheme assets[5]	2,534	4,799	1,409	4	–	1,234	207	377	4,150	6,414	10,564

1	Predominantly developed markets in nature.
2	Predominantly developed markets in nature and investment grade (AAA-BBB).
3	Includes interest rate swaps, inflation swaps, longevity swap, equity total return swaps and other contracts. More detail is given in the section Risks associated with the Group’s defined benefit pensions on page 171. Valuations are determined by independent third parties.
4	Investment Funds are pooled, commingled vehicles, whereby the pension scheme owns units in the fund, alongside other investors. The pension schemes invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets), Corporate Bonds/Credit (a range of investment grade and non-investment grade credit) and Absolute Return/Multi Strategy (multi-asset exposure both across and within traditional and alternative asset classes). The price of the funds is set by independent administrators/custodians employed by the investment managers and based on the value of the underlying assets held in the fund. Details of pricing methodology is set out within internal control reports provided for each fund. Prices are updated daily, weekly or monthly depending upon the frequency of the fund’s dealing.
5	Included in scheme assets is $nil (2020: $nil) of the Group’s own assets.

Schedule of post-retirement scheme deficit recognised in Consolidated Statement of Financial Position, scheme assets and scheme obligations

Scheme obligations

					2020
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(598)	(99)	(953)	(468)	(2,118)
Deferred membership	(1,887)	(787)	(783)	(504)	(3,961)
Pensioners	(5,940)	(715)	(789)	(347)	(7,791)
Total value of scheme obligations	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)

					2021
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(532)	(81)	(926)	(523)	(2,062)
Deferred membership	(1,709)	(693)	(718)	(465)	(3,585)
Pensioners	(5,700)	(630)	(729)	(312)	(7,371)
Total value of scheme obligations	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)

Net deficit in the scheme

					2020
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Total fair value of scheme assets	7,179	1,570	1,338	581	10,668
Total value of scheme obligations	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,246)	(31)	(1,187)	(738)	(3,202)

					2021
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Total fair value of scheme assets	7,333	1,413	1,234	584	10,564
Total value of scheme obligations	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(608)	9	(1,139)	(716)	(2,454)

Fair value of scheme assets

					2021					2020
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At beginning of year	7,179	1,570	1,338	581	10,668	6,464	1,506	1,123	512	9,605
Interest income on scheme assets	75	27	12	4	118	111	39	14	5	169
Expenses	(7)	–	–	–	(7)	(6)	(2)	–	(1)	(9)
Actuarial gains/(losses)	372	(22)	62	3	415	501	148	84	27	760
Exchange and other adjustments	(77)	(5)	(132)	1	(213)	299	–	162	38	499
Employer contributions	122	19	5	28	174	131	14	2	25	172
Participant contributions	2	–	–	2	4	2	–	–	2	4
Benefits paid	(333)	(176)	(51)	(35)	(595)	(323)	(135)	(47)	(27)	(532)
Scheme assets’ fair value at end of year	7,333	1,413	1,234	584	10,564	7,179	1,570	1,338	581	10,668

The actual return on the plan assets was a gain of $533m (2020: gain of $929m).

Movement in post-retirement scheme obligations

					2021					2020
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)
Current service cost	(18)	(2)	(69)	(34)	(123)	(18)	(1)	(59)	(26)	(104)
Past service (cost)/credit	(4)	–	(1)	–	(5)	(9)	64	(2)	(24)	29
Participant contributions	(2)	–	–	(2)	(4)	(2)	–	–	(2)	(4)
Benefits paid	333	176	51	35	595	323	135	47	27	532
Interest expense on post-retirement scheme obligations	(87)	(28)	(22)	(8)	(145)	(130)	(40)	(26)	(10)	(206)
Actuarial gains/(losses)	199	46	(43)	9	211	(637)	(167)	(28)	(96)	(928)
Exchange and other adjustments	63	5	236	19	323	(372)	–	(297)	(108)	(777)
Present value of obligations in scheme at end of year	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)

The obligations arise from the following plans:

					2021					2020
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funded – pension schemes	(7,927)	(1,178)	(2,371)	(1,160)	(12,636)	(8,405)	(1,335)	(2,525)	(603)	(12,868)
Funded – post-retirement healthcare	–	(143)	–	–	(143)	–	(169)	–	–	(169)
Unfunded – pension schemes	–	(83)	(2)	(127)	(212)	–	(97)	–	(696)	(793)
Unfunded – post-retirement healthcare	(14)	–	–	(13)	(27)	(20)	–	–	(20)	(40)
Total	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)

Schedule of amounts charged to Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes

					2021					2020
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(18)	(2)	(69)	(35)	(124)	(18)	(1)	(59)	(26)	(104)
Past service (cost)/credit	(4)	–	(1)	–	(5)	(9)	64	(2)	(24)	29
Expenses	(7)	–	–	–	(7)	(6)	(2)	–	(1)	(9)
Total (charge)/credit to Operating profit	(29)	(2)	(70)	(35)	(136)	(33)	61	(61)	(51)	(84)
Finance expense
Interest income on scheme assets	75	27	12	5	119	111	39	14	5	169
Interest expense on post-retirement scheme obligations	(87)	(28)	(22)	(8)	(145)	(130)	(40)	(26)	(10)	(206)
Net interest on post-employment defined benefit plan liabilities	(12)	(1)	(10)	(3)	(26)	(19)	(1)	(12)	(5)	(37)
(Charge)/credit before taxation	(41)	(3)	(80)	(38)	(162)	(52)	60	(73)	(56)	(121)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	372	(22)	62	3	415	501	148	84	27	760
Experience (losses)/gains arising on the post-retirement scheme obligations	(43)	(9)	–	74	22	43	(19)	(24)	(17)	(17)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	239	59	(43)	(61)	194	(649)	(160)	(4)	(79)	(892)
Changes in demographic assumptions	3	(4)	–	(4)	(5)	(31)	12	–	–	(19)
Remeasurement of the defined benefit liability	571	24	19	12	626	(136)	(19)	56	(69)	(168)

Schedule of pension cost

	2021	2020
	$m	$m
Defined contribution schemes	428	351
Defined benefit schemes − current service costs and expenses	131	113
Defined benefit schemes − past service credit	5	(29)
Pension costs	564	435

Schedule of rate sensitivities of significant actuarial assumptions

		2021		2020
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	565	(634)	610	(687)
US ($m)	79	(84)	93	(99)
Sweden ($m)	197	(226)	214	(246)
Total ($m)	841	(944)	917	(1,032)

		2021		2020
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(386)	375	(396)	378
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(207)	196	(245)	216
Total ($m)	(593)	571	(641)	594

		2021		2020
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	n/a	n/a	n/a	n/a
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(90)	82	(62)	70
Total ($m)	(90)	82	(62)	70

			2021			2020
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(390)	[2]	388	[3]	(396)	395
US ($m)	(29)		29		(32)	32
Sweden ($m)	(94)		93		(106)	96
Total ($m)	(513)		510		(534)	523

1	Rate of increase in pensions in payment follows inflation.
2	Of the $390m increase, $203m is covered by the longevity swap.
3	Of the $388m decrease, $203m is covered by the longevity swap.